Significant Accounting Policies - Net Loss Per Share, Basic and Diluted (Details) - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Difference between basic net loss per share and diluted net loss per share (usd per share)	$ 0	$ 0